Consolidated statement of financial position - GBP (£) £ in Millions		Mar. 31, 2024	Mar. 31, 2023
Non-current assets
Goodwill		£ 9,729	£ 9,847
Other intangible assets		3,431	3,604
Property, plant and equipment		68,907	64,433
Other non-current assets	[1]	848	620
Pension assets		2,407	2,645
Financial and other investments		880	859
Investments in joint ventures and associates		1,420	1,300
Derivative financial assets		324	276
Total non-current assets		87,946	83,584
Current assets
Inventories and current intangible assets		828	876
Trade and other receivables	[1]	3,415	3,830
Current tax assets		11	43
Financial and other investments		3,699	2,605
Derivative financial assets		44	153
Cash and cash equivalents		559	163
Assets held for sale		1,823	1,443
Total current assets		10,379	9,113
Total assets		98,325	92,697
Current liabilities
Borrowings		(4,859)	(2,955)
Derivative financial liabilities		(335)	(222)
Trade and other payables		(4,076)	(5,068)
Contract liabilities		(127)	(252)
Current tax liabilities		(220)	(236)
Provisions		(298)	(288)
Liabilities held for sale		(1,474)	(109)
Total current liabilities		(11,389)	(9,130)
Non-current liabilities
Borrowings		(42,213)	(40,030)
Derivative financial liabilities		(909)	(1,071)
Other non-current liabilities		(880)	(921)
Contract liabilities		(2,119)	(1,754)
Deferred tax liabilities		(7,519)	(7,181)
Pensions and other post-retirement benefit obligations		(593)	(694)
Provisions		(2,811)	(2,354)
Total non-current liabilities		(57,044)	(54,005)
Total liabilities		(68,433)	(63,135)
Total assets (liabilities)		29,892	29,562
Equity
Share capital		493	488
Share premium account		1,298	1,302
Retained earnings		32,066	31,608
Other equity reserves		(3,990)	(3,860)
Total shareholders’ equity		29,867	29,538
Non-controlling interests		25	24
Total equity		£ 29,892	£ 29,562

[1]	In the year, we have revised our policy in relation to the classification of capital expenditure prepayments between current and non-current in order to align these to the operating cycles of the underlying assets to which they relate. Accordingly, comparative amounts have been re-presented to reflect this change (see notes 14 and 19).